Statement of Changes in Net Assets Available for Benefits - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
Additions to net assets attributable to:
Investment income	$ 2,953,255
Net appreciation in fair value of investments	348,020
Net investment income	3,301,275
Interest income on notes receivable from participants	141,212
Contributions:
Participants	4,089,677
Employer	1,317,290
Rollovers	70,861
Total contributions	5,477,828
Net additions	8,920,315
Deductions from net assets attributable to:
Benefits paid to participants	5,294,444
Net increase	3,625,871
Transfers from Colonial Auto Finance, Inc. 401(k) Plan	455,662
Transfers to Colonial Auto Finance, Inc. 401(k) Plan	(588,697)
Net assets available for benefits, beginning of year	24,898,783
Net assets available for benefits, end of year	$ 28,391,619